Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2023	2022

Finished products (*)	$246	$795
(*)	Includes amounts of $64 and $349 as of December 31, 2023 and 2022, respectively, with respect to inventory delivered to customers for which control has not been transferred.